Consolidated Statements of Comprehensive (Loss)/ Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenue	$ 512,279	$ 616,494	$ 689,355
Time charter, voyage and logistics business expenses	(244,412)	(269,279)	(273,312)
Direct vessel expenses	(114,074)	(117,790)	(117,269)
General and administrative expenses	(44,634)	(51,331)	(52,852)
Depreciation and amortization	(98,124)	(108,206)	(107,395)
Provision for losses on accounts receivable	(630)	(17,136)	(239)
Interest income	2,299	2,717	4,120
Interest expense and finance cost, net	(110,805)	(106,196)	(107,181)
Loss on derivatives	(260)	(196)	(165)
Gain on sale of assets	18	323	38,822
Loss on change in control	0	0	(35,325)
Loss on bond and debt extinguishment	(37,136)	0	(21,199)
Other income	17,031	189,239	1,660
Other expense	(10,447)	(10,993)	(12,990)
(Loss)/income before equity in net earnings of affiliated companies	(128,895)	127,646	6,030
Equity in net earnings of affiliated companies	19,344	48,228	35,246
(Loss)/income before taxes	(109,551)	175,874	41,276
Income tax benefit/(expense)	4,260	(312)	56
Net (loss)/income	(105,291)	175,562	41,332
Less: Net income attributable to the noncontrolling interest	(3,772)	(77)	(506)
Preferred stock dividends of subsidiary	0	0	(27)
Preferred stock dividends attributable to the noncontrolling interest	0	0	12
Net (loss)/income attributable to Navios Holdings common stockholders	(109,063)	175,485	40,811
(Loss)/income attributable to Navios Holdings common stockholders, basic	(110,990)	173,780	39,115
(Loss)/income attributable to Navios Holdings common stockholders, diluted	(110,990)	175,485	40,811
Basic net (losses)/earnings per share attributable to Navios Holdings common stockholders	$ (1.09)	$ 1.72	$ 0.39
Weighted average number of shares, basic	101,854,415	101,232,720	100,926,448
Diluted net (losses)/earnings per share attributable to Navios Holdings common stockholders	$ (1.09)	$ 1.58	$ 0.37
Weighted average number of shares, diluted	101,854,415	111,033,758	110,323,652
Other comprehensive (loss)/income
Unrealized holding loss on investments in-available-for-sale-securities	(10,614)	(566)	(26,458)
Reclassification to investments in affiliates	0	(6,158)	0
Total other comprehensive loss	(10,614)	(6,724)	(26,458)
Total comprehensive (loss)/income	(115,905)	168,838	14,859
Comprehensive income attributable to noncontrolling interest	(3,772)	(77)	(506)
Total comprehensive (loss)/income attributable to Navios Holdings' common stockholders	$ (119,677)	$ 168,761	$ 14,353